Significant Events During the Period	6 Months Ended
Jun. 30, 2025
Significant Events During the Period [Abstract]
SIGNIFICANT EVENTS DURING THE PERIOD

NOTE 5 — SIGNIFICANT EVENTS DURING THE PERIOD

a.

On January 16, 2025, the Company issued a non-recourse convertible promissory note (the “January Note”) to an institutional investor in the principal amount of $2,850 thousand and a warrant to purchase up to 44,749 ordinary shares (the “January Warrant”). The Company received net proceeds of $2,565 thousand, after a 10% issuance discount, in connection with such issuance.

The January Note bears interest at an annual rate of 8% and is repayable in a single payment on July 16, 2026. The outstanding amount under the January Note is convertible, at the option of the holder, into the Company’s ordinary shares at a conversion price equal to the lower of (i) $47.76779, representing 110% of the volume-weighted average price (“VWAP”) of the Company’s ordinary shares on January 15, 2025, or (ii) 95% of the lowest daily VWAP during the 20 consecutive trading days immediately preceding the applicable conversion date.

The January Warrant was issued with an initial exercise price of $41.39679 per share, subject to certain anti-dilution adjustments and other adjustments, and was exercisable upon issuance for a term of 5.5 years, expiring on July 16, 2030.

Upon issuance, both the January Note and the January Warrant were classified as liabilities and recorded at fair value through profit or loss, as the conversion and adjustment features did not meet the criteria for equity classification. At the issuance date, the fair value of the January Note was $4,246 thousand and the fair value of the January Warrant was $1,520 thousand. Because the combined fair value exceeded the proceeds received, the Company recognized an immediate expense of $3,201 thousand in financial expense, net.

During the period ended June 30, 2025, the holder of the January Note converted an aggregate of $2,673 thousand of the principal amount into ordinary shares, which triggered adjustments to the exercise terms of previously issued Series A warrants under their anti-dilution provisions (see also Note 5e).

As of June 30, 2025, the fair value of the January Note was $271 thousand, comprised of $177 thousand principal, $76 thousand deferred interest, and $18 thousand early repayment penalty and the fair value of the January Warrant was $1,288 thousand. The change in fair value from the issuance date to June 30, 2025, was recorded in “Financing expenses, net.”

Effective as of June 30, 2025, the Company and the holder amended certain terms of the January Warrant. Following an evaluation of the amended terms, the Company concluded that the warrant is considered indexed to its own equity and reclassified the warrant liability to additional paid-in capital in the amount of $232 thousand.

On July 1, 2025, the Company repaid the remaining balance of the January Note in the amount of $271 thousand.

b.	On January 5, 2025, Mr. Eli Yoresh resigned from the board of directors of the Company effective immediately.

c.

On April 30, 2025, the Company entered into a share purchase agreement (the “SPA”) with Plantify Foods, Inc., a Canadian public company (the “Acquiror”) for the acquisition of Smart Pro. Prior to the closing of the acquisition, the Company will enter into a share transfer agreement with Smart Pro, pursuant to which it will transfer all of the shares of common stock of Jeffs’ Brands Holdings (which holds the minority interest in SciSparc U.S.) to Smart Pro, in exchange for shares of common stock of Smart Pro. Thereafter, the Company will transfer all of the issued and outstanding shares of common stock of Smart Pro to the Acquiror in exchange for 75% of the Acquiror’s issued and outstanding shares, on a fully diluted basis, as an initial payment upon closing of the transaction. Upon the achievement of certain milestones, the Company will receive an aggregate additional number of shares for up to a 90% equity interest in the Acquiror, on a fully diluted basis, each calculated as of immediately following the closing of the transaction.

On July 31, 2025, the Company and the Acquiror entered into an amendment to the SPA. Pursuant to the amendment, following the closing, the Company will hold 78% of the Acquiror’s issued and outstanding share capital, and upon the achievement of certain milestones, the Company will receive an aggregate additional number of shares for up to an 86% equity interest in the Acquiror, on a fully diluted basis.

On September 11, 2025 the Company entered into a share transfer agreement with Smart Pro, pursuant to which all of its shares of Jeffs’ Brands Holdings, which holds an approximately 49.1% ownership interest in SciSparc U.S. will be transferred to Smart Pro in exchange for shares of common stock of Smart Pro. As a result, Jeffs’ Brands Holdings will become a direct, wholly-owned subsidiary of Smart Pro and Smart Pro will own an approximately 49.1% ownership interest in SciSparc U.S. The closing of the share transfer agreement is conditioned upon the receipt of a tax pre-ruling from the Israeli Tax Authority.

d.

On April 9, 2025, the Company granted certain service providers 30,797 Ordinary Shares in the aggregate and recorded an expense of $509 thousand in general and administrative expenses in respect for such grants.

e.

On May 28, 2025, the Company entered into a securities purchase agreement (the “May SPA”) with an institutional investor, pursuant to which the Company issued and sold, in a registered direct offering: (i) 38,971 ordinary shares, at an offering price of $5.10 per ordinary share, and (ii) pre-funded warrants to purchase up to 75,060 ordinary shares, at an offering price of $5.0983 per pre-funded warrant. The pre-funded warrants are exercisable immediately upon issuance, at an exercise price of $0.0017 per ordinary share, and do not expire until they are exercised in full. The offering closed on May 28, 2025. The Company received gross proceeds of approximately $582 thousand from the offering. All of the pre-funded warrants issued in the offering were exercised.

Pursuant to anti-dilution provisions of the Series A warrants and the January Warrant, and following the offering, the exercise price of the outstanding Series A warrants and the January Warrant was adjusted downward to $5.10, pursuant to their respective terms.

f.

On June 26, 2025, the Company entered into a securities purchase agreement (the “June SPA”) with an institutional investor (the “June Notes Holder”), pursuant to which the Company may, from time to time, issue and sell, convertible promissory notes (the “June Notes”) in an aggregate principal amount of up to $100 million.

At the initial closing, the Company issued a June Note with the principal amount of $5,000 thousand for a purchase price of $4,500 thousand in cash. Beginning December 1, 2025, and pursuant to the terms of the June SPA and subject to certain conditions, the Company may request additional drawdowns of up to $2,500 thousand each quarter, with a purchase price equal to 90% of the principal amount.

Each June Note bears interest at an annual rate of 4% (increasing to 14% upon an event of default), repayable in 10 equal monthly installments beginning on the 18th month following its date of issuance, unless repaid earlier at the Company’s discretion or extended at the June Notes Holder’s option. The outstanding balance is convertible, at the option of the June Notes Holder, at a conversion price equal to the lower of (i) $6.80 per share and (ii) 88% of the lowest daily VWAP during the 20 trading days preceding conversion, subject to a floor of $1.02856 per share and further adjustments.

The June Notes contain variable conversion terms and other features that do not qualify for equity classification under ASC 815-40. Accordingly, the June Notes are accounted for in their entirety as liabilities, measured at fair value upon issuance and remeasured at fair value at each reporting date, with changes in fair value recognized in financial expense, net. The Company determined the fair value of the outstanding June Notes upon issuance to be $8,393 thousand. As of June 30, 2025, the fair value was $6,801 thousand. The change in fair value during the period was recognized within financial expenses, net.

g.	In connection with efficiency measures undertaken following the acquisition of Pure Logistics (see Note 3) and changes implemented in its operations, Pure Logistics decided not to exercise the renewal option related to one of its warehouses (approximately 40,788 square foot) and returned the premises on June 30, 2025. As a result, the Company reduced its right-of-use asset by $1,826 thousand and its lease liability by $1,715 thousand. The difference of $111 thousand, which resulted primarily from the straight-line recognition of lease expense under ASC 842 in prior periods compared to the variable lease payments actually incurred, was recognized as a gain from reassessment of lease term within cost of sales. In addition, Pure Logistics notified the landlord of its intention to renew the lease agreement for a separate warehouse for an additional 5 years starting November 1, 2025.